Derivative financial instruments (Details 4) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	$ 193,028	$ 187,456
Total	193,028	$ 187,456
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	58,418
Total	58,418
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	134,610
Total	$ 134,610